INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
(Loss) before income taxes	$ (89,989,659)	$ (50,640,075)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) expense at statutory rate	$ (24,297,000)	$ (13,673,000)
Flow-through shares and other non-deductible differences	17,468,000	8,136,000
Change in unrecognized deductible temporary differences	6,829,000	5,537,000
Income tax expense (recovery)	$ 0	$ 0